CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income/(loss)	$ (13,485,152)	$ 1,934,898	$ 6,149,867
Adjustments to reconcile net income/( loss) to net cash (used in) provided by operating activities:
Depreciation and amortization expense	828,546	996,715	605,578
Provision/(Reversal) for allowance of doubtful accounts	(39,210)	93,737	61,959
Inventory provision	548,109	1,194,496	639,679
Deferred tax (expenses)/benefit	(6,582)	192,741	(1,086,380)
Share-based compensation	474,559	1,575,029	356,549
Amortization of right-of-use asset and interest of lease liabilities	1,511,607	1,636,237
Changes in operating assets and liabilities
Accounts receivable	9,978,211	(17,164,688)	(23,245,962)
Inventories	15,161,760	2,497,477	(37,639,680)
Prepayments and other current assets	13,055,163	(11,008,829)	(7,701,073)
Other non-current assets	49,917	(374,253)	347,501
Accounts payable	(2,429,356)	3,648,039	12,364,048
Amount due to related parties	(746,904)	488,186	561,907
Advance from customers	(335,822)	(1,911,843)	2,341,006
Tax payables	401,915	177,502	1,207,501
Salary and welfare payables	153,700	(1,058,214)	952,748
Operating lease liabilities	(1,851,577)	(1,494,644)
Accrued liabilities and other current liabilities	(1,668,167)	4,498,900	3,471,502
Other non-current liabilities		(110,431)	(142,266)
Net cash (used in)/provided by operating activities	21,600,717	(14,188,945)	(40,755,516)
Cash flows from investing activities:
Payments for acquisition of business license			(122,854)
Cash held at disposal entities	(559,590)
Proceeds from sale of equity interests in subsidiaries	710,392
Loss from sale of equity interests in subsidiaries	(40,019)
Purchases of property and equipment	(119,092)	(557,627)	(1,423,064)
Proceeds from disposal of property and equipment	55,454
Payments for software procurement	(141,393)	(255,380)	(201,866)
Proceeds from disposal of intangible assets	409
Loan to long-term investments investee	(646,000)
Purchase of long-term investments	(5,904,000)
Net cash used in investing activities	(6,643,839)	(813,007)	(1,747,784)
Cash flows from financing activities:
Cash payments for acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))		(4,261,580)	(14,475,846)
Subscription fees received from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))		9,261,300	6,000,376
Subscription fees received from the Round A and Round B Investors of ECMOHO Shanghai for Reorganization purpose (Note 1(b))		89,222	3,386,528
Cash receipts from issuance of Series A Convertible Redeemable Preferred Shares, net of issuance costs (Note 19)			22,429,967
Proceeds from short-term borrowings	105,033,389	50,434,437	41,529,327
Repayments of short-term borrowings	(122,724,334)	(37,295,468)	(23,469,501)
Cash received from maturity of loan deposits (Note 9)	430,034	861,268
Cash payment for loan deposits (Note 9)		(854,188)	(437,114)
Contribution from non-controlling interests shareholders		29,196	104,159
Payment for acquisition of non-controlling interests		(170,324)
Payment for acquisition of redeemable non-controlling interests (Note 20)	(3,120,583)	(2,215,392)
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of payment of cost of issuance/(Payment of Initial Public Offering costs)		35,020,614	(522,072)
Capital injection from non-controlling interests shareholders		595,482
Proceeds (repayment) of borrowings from related parties	(600,000)	4,000,000	3,000,000
Proceeds of advances from related parties	3,409,587	9,436,151	8,964,847
Repayment of advances to related parties	(5,214,261)	(10,593,662)	(2,474,371)
Net cash provided by/(used in) financing activities	(22,786,168)	54,337,056	44,036,300
Effect of exchange rate change on cash, cash equivalents and restricted cash	2,014,703	(1,201,068)	742,397
Net change in cash, cash equivalents and restricted cash	(5,814,587)	38,134,036	2,275,397
Cash, cash equivalents and restricted cash at beginning of year	51,098,895	12,964,859	10,689,462
Cash, cash equivalents and restricted cash at end of year	45,284,308	51,098,895	12,964,859
Supplemental disclosure of cash flow information:
Interest paid	(2,422,116)	(2,531,209)	(445,689)
Non-cash financing and investing activities
Accretion to redemption value of convertible redeemable preferred shares		1,022,461	3,038,407
Accretion to redemption value of redeemable non-controlling interests		311,757	129,896
Extinguishment of convertible redeemable preferred shares (Note 19)			24,763,245
Capital contribution from non-controlling interests shareholders (Note 16)			107,129
Subscription receivables due from Founders of ECMOHO Shanghai for Reorganization purpose (Note 27)			9,261,300
Subscription receivables due from Round B Investor of ECMOHO Shanghai for Reorganization purpose (Note 27)			89,222
Payables due to shareholders of ECMOHO Shanghai for Reorganization purpose (Note 27)			$ (4,261,580)
Payables for the acquisition of redeemable non-controlling interests (Note 20)		(3,120,583)
Operating lease right-of-use assets obtained in exchange for operating lease liabilities (Note 11)	2,756,170	$ 680,773
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)	652,401
Recognition of other receivables from former subsidiaries offset with amounts due to related parties (Note 3)	2,295,358
Gain from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	$ 1,950,871